Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

At September 30, 2023, assets held in the Trust Account were comprised of $22,275,986 in money market funds which are primarily invested in U.S. Treasury securities. During the nine months ended September 30, 2023, the Company withdrew an aggregate of $271,793,225 from the Trust Account be used for redemption payments in connection with the Extension, Delaware franchise tax, and income tax obligations.

At December 31, 2022, assets held in the Trust Account were comprised of $290,646,467 in money market funds which are primarily invested in U.S. Treasury securities. During the year ended December 31, 2022, the Company withdrew $871,000 in interest income from the Trust Account.

The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its money market investments held in the Trust Account.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2023		December 31, 2022
Assets:
Investments held in Trust Account	1		$22,275,986	$290,646,467
Liabilities:
Warrant Liabilities – Public Warrants	2		$383,333	$95,833
Warrant Liabilities – Private Placement Warrants	3		$200,000	$50,000
Convertible promissory notes – related party (Note 2)	3	$	n/a	$88,850

Warrant Liabilities

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Company’s accompanying consolidated condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated condensed statements of operations. For the Public Warrants, the Company initially utilized a binomial lattice model consistent with the Private Warrants discussed below. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market.

For the Private Placement Warrants, the Company utilizes a lattice model, specifically a binomial lattice model incorporating the Cox-Ross-Rubenstein methodology, to value the warrants at each reporting period, with changes in fair value recognized in the unaudited consolidated condensed statements of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its shares of common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The key inputs for the binomial lattice model as of September 30, 2023 and December 31, 2022 were as follows:

Input	As of September 30, 2023	As of December 31, 2022
Stock price	$10.55	$10.02
Strike price	$11.50	$11.50
Effective expiration date	September 17, 2024	September 17, 2023
Volatility	Immaterial	7.0%
Risk-free rate	5.47%	4.69%
Dividend yield	0.0%	0.0%

The following tables present the changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy as of September 30, 2023 and 2022:

Private Placement
Fair value as of January 1, 2023	$50,000
Change in valuation inputs or other assumptions	200,000
Fair value as of March 31, 2023	250,000
Change in valuation inputs or other assumptions	(100,000)
Fair value as of June 30, 2023	150,000
Change in valuation inputs or other assumptions	50,000
Fair value as of September 30, 2023	$200,000
Private Placement
Fair value as of January 1, 2022	$2,497,500
Change in valuation inputs or other assumptions	(1,300,208)
Fair value as of March 31, 2022	1,197,292
Change in valuation inputs or other assumptions	(816,710)
Fair value as of June 30, 2022	380,582
Change in valuation inputs or other assumptions	(81,580)
Fair value as of September 30, 2022	$299,002

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy that occurred during the three and nine months ended September 30, 2023 and 2022. The Public Warrants were transferred from Level 1 to Level 2 at December 31, 2022 due to the lack of trading activity.

Convertible Promissory Notes — Related Party

The fair value of the option to convert the convertible promissory notes into Private Warrants was valued by utilizing a discounted cash flow method to value the debt component and a Black-Scholes model to value the debt conversion option to derive the fair value of the convertible notes.

The estimated fair value of the convertible promissory notes was based on the following significant inputs:

Input	As of December 31, 2022
Stock price	$10.02
Strike price	$11.50
Expiration date of warrants	September 17, 2023
Volatility	7.0%
Risk-free rate	4.69%
Dividend yield	0.0%

The following tables present the changes in the fair value of the Level 3 convertible promissory notes:

Fair value as of January 1, 2023	$88,850
Restatement of Convertible Promissory Note (Note 2)	(88,850)
Fair value as of March 31, 2023	$—
Fair value as of January 1, 2022	$—
Proceeds received through Convertible Promissory Note	500,000
Change in fair value	(132,300)
Fair value as of March 31, 2022	367,700
Change in fair value	(71,100)
Fair value as of June 30, 2022	296,600
Proceeds received through Convertible Promissory Note	400,000
Change in fair value	(477,730)
Fair value as of September 30, 2022	$218,870

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the three and nine months ended September 30, 2023 and 2022 for the convertible promissory notes.

NOTE 10. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2022, assets held in the Trust Account were comprised of $290,646,467 in money market funds which are primarily invested in U.S. Treasury securities. During the year ended December 31, 2022, the Company withdrew $871,000 in interest income from the Trust Account.

At December 31, 2021, assets held in the Trust Account were comprised of $287,517,003 in money market funds which are primarily invested in U.S. Treasury securities. During the year ended December 31, 2021, the Company did not withdraw any interest income from the Trust Account.

The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its money market investments held in the Trust Account.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022	December 31, 2021
Assets:
Investments held in Trust Account	1	$290,646,467	$287,517,003

Liabilities:
Warrant Liabilities – Public Warrants	1	$—	$4,786,875
Warrant Liabilities – Public Warrants	2	$95,833	$—
Warrant Liabilities – Private Placement Warrants	3	$50,000	$2,497,500
Convertible promissory notes – related party	3	$88,850	$—

Warrant Liabilities

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Company’s accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations. For the Public Warrants, the Company initially utilized a binomial lattice model consistent with the Private Warrants discussed below. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market. As of December 31, 2022, the Public Warrants were transferred from Level 1 to Level 2 due to the lack of trading activity on the last trading day of the quarter.

For the Private Placement Warrants, the Company utilizes a lattice model, specifically a binomial lattice model incorporating the Cox-Ross-Rubenstein methodology, to value the warrants at each reporting period, with changes in fair value recognized in the statements of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its shares of common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The key inputs for the binomial lattice model as of December 31, 2022 and 2021 were as follows:

Input	As of December 31, 2022	As of December 31, 2021
Stock price	$10.02	$9.68
Strike price	$11.50	$11.50
Effective expiration date	September 17, 2023	August 3, 2026
Volatility	7.0%	11.3%
Risk-free rate	4.69%	1.20%
Dividend yield	0.0%	0.0%

The following table presents the changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy for the year ended December 31, 2022:

Private Placement
Fair value as of January 1, 2022	$2,497,500
Change in valuation inputs or other assumptions	(2,447,500)
Fair value as of December 31, 2022	$50,000

The following table presents the changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy for the year ended December 31, 2021:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 19, 2021	4,500,000	8,333,333	12,833,333
Initial measurement, over-allotment	345,000	862,500	1,207,500
Change in valuation inputs or other assumptions	(2,347,500)	(1,241,666)	(3,589,166)
Transfers to Level 1	—	(7,954,167)	(7,954,167)
Fair value as of December 31, 2021	$2,497,500	$—	$2,497,500

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy that occurred during the year ended December 31, 2022. The Public Warrants were transferred from Level 1 to Level 2 on December 31, 2022 due to the lack of trading activity on December 31, 2022. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the year ended December 31, 2021 was $7,954,167 the Public Warrants were able to be separately traded.

Convertible Promissory Notes — Related Party

The fair value of the option to convert the convertible promissory notes into Private Warrants was valued by utilizing a discounted cash flow method to value the debt component and a Black-Scholes model to value the debt conversion option to derive the fair value of the convertible notes.

The estimated fair value of the convertible promissory notes was based on the following significant inputs:

Input	February 25, 2022 (Initial Measurement)	August 26, 2022 (Initial Measurement)	September 8, 2022 (Initial Measurement)	As of December 31, 2022
Stock price	$9.70	$9.80	$9.81	$10.02
Strike price	$11.50	$11.50	$11.50	$11.50
Expiration date of warrants	September 19, 2027	June 17, 2024	June 17, 2024	September 17, 2023
Volatility	8.4%	7.2	6.6%	7.0%
Risk-free rate	1.88%	3.34%	3.48%	4.69%
Dividend yield	0.0%	0.0%	0.0%	0.0%

The following table presents the changes in the fair value of the Level 3 convertible promissory notes:

Fair value as of January 1, 2022	$—
Proceeds received through Convertible Promissory Note	900,000
Change in fair value	(811,150)
Fair value as of December 31, 2022	$88,850

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the year ended December 31, 2022 for the convertible promissory notes.